UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series A Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018				3,000,000	12,036
Balance, amount at Dec. 31, 2018	$ (3,994,637)			$ 3,000	$ 12	$ 13,083,684	$ (17,081,333)
Common stock issued for cashless warrant exercise, shares	1,062				1,063
Common stock issued for cashless warrant exercise, amount	$ 0			0	$ 1	(1)	0
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					23,746
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,501,275			0	$ 24	1,501,251	0
Common stock issued for related party management fee and patent liabilities, shares					8,133
Common stock issued for related party management fee and patent liabilities, amount	250,000			0	$ 8	249,992	0
Relief of derivative liabilities	2,655,536			0	0	2,655,536	0
Net loss	(8,483,673)			$ 0	$ 0	0	(8,483,673)
Beneficial conversion feature issued with Allogenics patent liability	0
Stock-based compensation	0
Balance, shares at Dec. 31, 2019				3,000,000	44,978
Balance, amount at Dec. 31, 2019	(8,071,499)	$ 0	$ 0	$ 3,000	$ 45	17,490,462	(25,565,006)
Net loss	2,294,768	0	0	0	$ 0	0	2,294,768
Common stock issued for related party management liabilities, shares					128,630
Common stock issued for related party management liabilities, amount	160,000	0	0	0	$ 129	159,871	0
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					777,865
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,033,418	0	0	0	$ 778	1,032,640	0
Relief of derivative liabilities	1,738,731	0	0	0	0	1,738,731	0
Stock-based compensation	68,242	0	0	0	$ 0	68,242	0
Difference in shares from reverse stock split, shares					3
Difference in shares from reverse stock split, amount	0	0	0	$ 0	$ 0	0	0
Stock-based compensation	68,242
Balance, shares at Sep. 30, 2020				3,000,000	951,476
Balance, amount at Sep. 30, 2020	(2,776,340)	0	0	$ 3,000	$ 952	20,489,946	(23,270,238)
Balance, shares at Dec. 31, 2019				3,000,000	44,978
Balance, amount at Dec. 31, 2019	(8,071,499)	0	0	$ 3,000	$ 45	17,490,462	(25,565,006)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					681,731,395
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,366,705			0	$ 1,363	1,365,342	0
Common stock issued for related party management fee and patent liabilities, shares					128,630
Common stock issued for related party management fee and patent liabilities, amount	160,000			0	$ 129	159,871	0
Relief of derivative liabilities	2,795,340			0	0	2,795,340	0
Net loss	(36,325,230)			0	0	0	(36,325,230)
Beneficial conversion feature issued with Allogenics patent liability	101,351				0	101,351	0
Stock-based compensation	170,323			0	$ 0	170,323	0
Differences in shares from reverse stock split, shares					1,293
Differences in shares from reverse stock split, amount	0			$ 0	$ 0	0	0
Balance, shares at Dec. 31, 2020				3,000,000	1,537,073
Balance, amount at Dec. 31, 2020	(39,803,010)	0	0	$ 3,000	$ 1,537	22,082,689	(61,890,236)
Balance, shares at Jun. 30, 2020				3,000,000	490,644
Balance, amount at Jun. 30, 2020	(4,204,672)	0	0	$ 3,000	$ 491	19,456,926	(23,665,089)
Net loss	394,851	0	0	0	$ 0	0	394,851
Common stock issued for related party management liabilities, shares					84,656
Common stock issued for related party management liabilities, amount	40,000	0	0	0	$ 85	39,915	0
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					376,176
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	428,162	0	0	0	$ 376	427,786	0
Relief of derivative liabilities	497,077	0	0	0	0	497,077	0
Stock-based compensation	68,242	0	0	$ 0	$ 0	68,242	0
Balance, shares at Sep. 30, 2020				3,000,000	951,476
Balance, amount at Sep. 30, 2020	(2,776,340)	0	0	$ 3,000	$ 952	20,489,946	(23,270,238)
Balance, shares at Dec. 31, 2020				3,000,000	1,537,073
Balance, amount at Dec. 31, 2020	$ (39,803,010)	0	0	$ 3,000	$ 1,537	22,082,689	(61,890,236)
Common stock issued for cashless warrant exercise, shares	43,167
Net loss	$ 23,087,241	0	0	0	$ 0	0	23,087,241
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					789,727
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,383,331	0	0	0	$ 790	1,382,541	0
Relief of derivative liabilities	12,364,084	0	0	0	0	12,364,084	0
Stock-based compensation	595,380	$ 0	$ 0	0	$ 0	595,380	0
Stock-based compensation	595,380
Proceeds from sales of preferred stock, shares		350	150		4,286
Proceeds from sales of preferred stock, amount	462,000	$ 321,000	$ 141,000	0	$ 4	(4)	0
Common stock issued for related party patent and management liabilities, shares					89,286
Common stock issued for related party patent and management liabilities, amount	50,000	0	0	0	$ 89	49,911	0
Dividends on preferred stock	(27,725)	0	0	0	$ 0	(27,725)	0
Cashless exercise of warrants, shares					37,870
Cashless exercise of warrants, amount	0	0	0	0	$ 38	(38)	0
Warrants issued with notes payable	2,097,629	$ 0	$ 0	0	0	2,097,629	0
Preferred stock redemption, shares		(350)	(150)
Preferred stock redemption, amount	(572,275)	$ (321,000)	$ (141,000)	$ 0	$ 0	(110,275)	0
Balance, shares at Sep. 30, 2021				3,000,000	2,458,242
Balance, amount at Sep. 30, 2021	(363,345)	$ 0	$ 0	$ 3,000	$ 2,458	38,434,192	(38,802,995)
Balance, shares at Jun. 30, 2021		350	150	3,000,000	2,440,614
Balance, amount at Jun. 30, 2021	(714,453)	$ 321,000	$ 141,000	$ 3,000	$ 2,440	35,777,506	(36,959,399)
Net loss	(1,843,596)	0	0	0	$ 0	0	(1,843,596)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					17,628
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	153,980	0	0	0	$ 18	153,962	0
Relief of derivative liabilities	138,731	0	0	0	0	138,731	0
Stock-based compensation	383,612	0	0	0	0	383,612	0
Dividends on preferred stock	(6,973)	0	0	0	0	(6,973)	0
Warrants issued with notes payable	2,097,629	$ 0	$ 0	0	0	2,097,629	0
Preferred stock redemption, shares		(350)	(150)
Preferred stock redemption, amount	(572,275)	$ (321,000)	$ (141,000)	$ 0	$ 0	(110,275)	0
Balance, shares at Sep. 30, 2021				3,000,000	2,458,242
Balance, amount at Sep. 30, 2021	$ (363,345)	$ 0	$ 0	$ 3,000	$ 2,458	$ 38,434,192	$ (38,802,995)